Leases - Schedule of Financing Arrangement (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financing Arrangement [Abstract]
Finance lease liabilities	$ 100,907	$ 131,097
Less Finance lease liabilities – current	(57,702)	(59,172)
Finance lease liabilities – non-current	$ 43,205	$ 71,925